STRADLEY, RONON, STEVENS & YOUNG, LLP
                       2600 One Commerce Square
                       Philadelphia, PA  19103
                            (215) 564-8000



Direct Dial: (215) 564-8095




                             	March 3, 1997



FILED via EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attn:  Filing Desk

		Re:	KIEWIT MUTUAL FUND
   			Rule 497(j) Filing

Ladies and Gentlemen:

		Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos.
4/7 to the Registration Statement of Kiewit Mutual Fund which was filed with the SEC electronically on February 28, 1997.

		Please direct any questions or comments relating to this certification to me or, in my absence, to Dottie Allison at
(215) 564-8095.

                     						Very truly yours,

                    						/s/ Michael V. Farrell
                    						Michael V. Farrell, Esquire


cc:	Joseph V. Del Raso, Esquire
   	Molly Graham